Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in $m)	Adjusted EPS(8) (in $)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)
2025	4,844,663	3,697,151	1,459,255	1,247,493	196	180	211	1.64
2024	4,275,549	5,383,484	1,352,818	1,661,267	228	183	212	1.57
2023	5,316,809	7,636,082	1,624,911	1,976,275	176	128	1,420	1.18
2022	5,294,758	3,249,815	1,615,493	1,334,444	138	114	424	2.06
2021	5,747,615	12,776,238	1,297,534	2,210,204	167	169	420	1.73

(1)
Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Ms. Flees, the Company’s PEO in FY 2025 and FY 2024, and Mr. Mitchell, the Company’s PEO during FY 2023, FY 2022, and FY 2021.

(2)
Represents the amount of “Compensation Actually Paid” to Ms. Flees and Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Ms. Flees or Mr. Mitchell. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025 (Flees)	2024 (Flees)	2023 (Mitchell)	2022 (Mitchell)	2021 (Mitchell)
Summary Compensation Table Total	4,844,663	4,275,549	5,316,809	5,294,758	5,747,615
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,948,321)	(2,500,801)	(2,941,867)	(2,963,993)	(2,992,063)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,590,894	2,988,031	3,015,548	2,284,525	5,891,221
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(543,467)	247,910	717,627	(948,953)	2,462,219
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(246,618)	372,794	1,521,859	(444,178)	1,632,946
Plus, change in dividends accrued	0	0	6,107	27,656	34,301
Compensation Actually Paid to PEO	3,697,151	5,383,484	7,636,082	3,249,815	12,776,238

(3)
Represents the average of the amounts reported for the NEOs as a group (excluding the Company’s PEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2025	Lori A. Flees	J. Kevin Willis, Mary E. Meixelsperger, Linne R. Fulcher, Julie M. O’Daniel, Jonathan L. Caldwell
2024	Lori A. Flees	Mary E. Meixelsperger, Linne R. Fulcher, Julie M. O’Daniel, Jonathan L. Caldwell
2023	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Heidi J. Matheys,
Year	PEO	NEOs included in Average
2022	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Jamal K. Muashsher
2021	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Julie M. O’Daniel, Crag A. Moughler, Thomas A. Gerrald II, Anthony Puckett

(4)
Represents the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the Company’s PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	1,459,255	1,352,818	1,624,911	1,615,493	1,297,534
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(737,932)	(531,793)	(628,597)	(639,430)	(385,342)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	(3,675)	(480)	(354)	(278)	(7,487)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	689,761	635,404	644,341	519,947	717,368
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(97,962)	91,920	145,078	(111,663)	375,239
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(61,954)	113,399	189,379	(54,158)	206,265
Plus, change in dividends accrued	0	0	1,517	4,534	6,628
Average Compensation Actually Paid to Non-PEO NEOs	1,247,493	1,661,267	1,976,275	1,334,444	2,210,204

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 1, 2020.

(6)
The peer group used for this purpose is the following published industry index: S&P MidCap 400 Specialty Retail Index.

(7)
Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. In fiscal 2023, the Company sold the Valvoline Global Products business, which created a significant increase to Net Income from the gain on the sale. Fiscal 2024 represents the Company’s first year as a pure-play automotive retail services business.

(8)
Adjusted EPS is a non-GAAP measure. Adjusted EPS is defined as diluted earnings per share calculated using adjusted income from continuing operations. See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(3)
Represents the average of the amounts reported for the NEOs as a group (excluding the Company’s PEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2025	Lori A. Flees	J. Kevin Willis, Mary E. Meixelsperger, Linne R. Fulcher, Julie M. O’Daniel, Jonathan L. Caldwell
2024	Lori A. Flees	Mary E. Meixelsperger, Linne R. Fulcher, Julie M. O’Daniel, Jonathan L. Caldwell
2023	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Heidi J. Matheys,
Year	PEO	NEOs included in Average
2022	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Jamal K. Muashsher
2021	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Julie M. O’Daniel, Crag A. Moughler, Thomas A. Gerrald II, Anthony Puckett

Peer Group Issuers, Footnote
(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 1, 2020.

(6)
The peer group used for this purpose is the following published industry index: S&P MidCap 400 Specialty Retail Index.

PEO Total Compensation Amount	$ 4,844,663	$ 4,275,549	$ 5,316,809	$ 5,294,758	$ 5,747,615
PEO Actually Paid Compensation Amount	$ 3,697,151	5,383,484	7,636,082	3,249,815	12,776,238
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “Compensation Actually Paid” to Ms. Flees and Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Ms. Flees or Mr. Mitchell. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025 (Flees)	2024 (Flees)	2023 (Mitchell)	2022 (Mitchell)	2021 (Mitchell)
Summary Compensation Table Total	4,844,663	4,275,549	5,316,809	5,294,758	5,747,615
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,948,321)	(2,500,801)	(2,941,867)	(2,963,993)	(2,992,063)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,590,894	2,988,031	3,015,548	2,284,525	5,891,221
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(543,467)	247,910	717,627	(948,953)	2,462,219
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(246,618)	372,794	1,521,859	(444,178)	1,632,946
Plus, change in dividends accrued	0	0	6,107	27,656	34,301
Compensation Actually Paid to PEO	3,697,151	5,383,484	7,636,082	3,249,815	12,776,238

Non-PEO NEO Average Total Compensation Amount	$ 1,459,255	1,352,818	1,624,911	1,615,493	1,297,534
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,247,493	1,661,267	1,976,275	1,334,444	2,210,204
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the Company’s PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	1,459,255	1,352,818	1,624,911	1,615,493	1,297,534
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(737,932)	(531,793)	(628,597)	(639,430)	(385,342)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	(3,675)	(480)	(354)	(278)	(7,487)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	689,761	635,404	644,341	519,947	717,368
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(97,962)	91,920	145,078	(111,663)	375,239
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(61,954)	113,399	189,379	(54,158)	206,265
Plus, change in dividends accrued	0	0	1,517	4,534	6,628
Average Compensation Actually Paid to Non-PEO NEOs	1,247,493	1,661,267	1,976,275	1,334,444	2,210,204

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail under “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Adjusted EPS

Adjusted Net Income

Net Sales

Adjusted EBIT

TSR

Total Shareholder Return Amount	$ 196	228	176	138	167
Peer Group Total Shareholder Return Amount	180	183	128	114	169
Net Income (Loss)	$ 211,000,000	$ 212,000,000	$ 1,420,000,000	$ 424,000,000	$ 420,000,000
Company Selected Measure Amount | $ / shares	1.64	1.57	1.18	2.06	1.73
PEO Name	Lori A. Flees
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(8)
Adjusted EPS is a non-GAAP measure. Adjusted EPS is defined as diluted earnings per share calculated using adjusted income from continuing operations. See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,948,321)	(2,500,801)	(2,941,867)	(2,963,993)	(2,992,063)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,590,894	2,988,031	3,015,548	2,284,525	5,891,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,467)	247,910	717,627	(948,953)	2,462,219
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,618)	372,794	1,521,859	(444,178)	1,632,946
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	6,107	27,656	34,301
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,675)	(480)	(354)	(278)	(7,487)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(737,932)	(531,793)	(628,597)	(639,430)	(385,342)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,761	635,404	644,341	519,947	717,368
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,962)	91,920	145,078	(111,663)	375,239
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,954)	113,399	189,379	(54,158)	206,265
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 1,517	$ 4,534	$ 6,628